STOCKHOLDERS' EQUITY (Employee Stock Ownership Plan) (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 02, 2009
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Debt of ESOP		$ 10	$ 17
Dow ESOP
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
ESOP, compensation expense		$ 144	$ 200	$ 161
Shares allocated to participants' accounts		15.3
Employee Stock Ownership Plan (ESOP), Shares in ESOP		21.8
Employee Stock Ownership Plan (ESOP), Number of Committed-to-be-Released Shares		1.5
Number of unearned shares		5.0
Fair value of unearned shares		$ 267
Rohm And Haas | Rohm and Haas ESOP
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Debt of ESOP					$ 78
Interest rate on debt of ESOP	9.80%